Share Capital (Details) - Schedule of fair value options granted - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share Capital (Details) - Schedule of fair value options granted [Line Items]
Dividend yield	0.00%	0.00%
Expected term	6 years 1 month 9 days	6 years 1 month 9 days
Minimum [Member]
Share Capital (Details) - Schedule of fair value options granted [Line Items]
Value of ordinary share (in Dollars per share)	$ 11.9	$ 9.99
Expected volatility	65.36%	66.05%
Risk-free interest rate	0.64%	0.29%
Maximum [Member]
Share Capital (Details) - Schedule of fair value options granted [Line Items]
Value of ordinary share (in Dollars per share)	$ 13.93	$ 10.5
Expected volatility	66.49%	66.41%
Risk-free interest rate	1.06%	0.35%